Share-Based Compensation - Summary Of Restricted Share Unit And Restricted Stock Activity (Details) - Restricted Stock And Restricted Stock Unit	12 Months Ended
Mar. 31, 2024 $ / shares shares
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares), beginning balance | shares	0
Granted (in shares) | shares	0.1
Vested (in shares) | shares	0
Forfeited or expired (in shares) | shares	0
Outstanding (in shares), ending balance | shares	0.1
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance | $ / shares	$ 10.95
Weighted- Average Grant- Date Fair Value Granted | $ / shares	8.87
Weighted- Average Grant- Date Fair Value Vested | $ / shares	10.89
Weighted- Average Grant- Date Fair Value Forfeited | $ / shares	0
Outstanding, weighted average grant-date fair value (in USD per share), ending balance | $ / shares	$ 9.27
Common Class B
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding (in shares), beginning balance | shares	10.8
Granted (in shares) | shares	6.3
Vested (in shares) | shares	(7)
Forfeited or expired (in shares) | shares	(0.3)
Outstanding (in shares), ending balance | shares	9.8
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance | $ / shares	$ 9.9
Weighted- Average Grant- Date Fair Value Granted | $ / shares	8.22
Weighted- Average Grant- Date Fair Value Vested | $ / shares	9.37
Weighted- Average Grant- Date Fair Value Forfeited | $ / shares	8.64
Outstanding, weighted average grant-date fair value (in USD per share), ending balance | $ / shares	$ 8.93